AST INVESTMENT GRADE BOND PORTFOLIO
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
	Shares	Value
Long-Term Investments — 99.5%
Affiliated Mutual Funds — 37.7%
Fixed Income
AST J.P. Morgan Fixed Income Central Portfolio*	77,924,916	$865,745,822
AST PGIM Fixed Income Central Portfolio*	158,251,773	1,794,575,105
AST T. Rowe Price Fixed Income Central Portfolio*	269,411	3,057,813

Total Fixed Income (cost $2,327,716,754)(wa)		2,663,378,740

Interest Rate	Maturity Date	Principal Amount (000)#
Asset-Backed Securities — 13.8%
Automobiles — 3.8%
AmeriCredit Automobile Receivables Trust,
Series 2023-02, Class C
6.000%	07/18/29	16,500	17,143,556
ARI Fleet Lease Trust,
Series 2024-A, Class A2, 144A
5.300%	11/15/32	8,650	8,711,809
Avis Budget Rental Car Funding AESOP LLC,
Series 2022-03A, Class A, 144A
4.620%	02/20/27	2,500	2,499,816
Series 2023-03A, Class A, 144A
5.440%	02/22/28	21,545	21,943,667
Series 2023-06A, Class A, 144A
5.810%	12/20/29	5,000	5,212,838
Series 2023-08A, Class A, 144A
6.020%	02/20/30	16,700	17,573,061
Series 2024-01A, Class A, 144A
5.360%	06/20/30	5,600	5,755,450
Series 2024-03A, Class A, 144A
5.230%	12/20/30	10,500	10,775,347
Bayview Opportunity Master Fund VII Trust,
Series 2024-SN01, Class B, 144A
5.670%	08/15/28	4,500	4,566,017
Chesapeake Funding II LLC,
Series 2024-01A, Class A1, 144A
5.520%	05/15/36	2,904	2,936,613
Enterprise Fleet Financing LLC,
Series 2023-03, Class A2, 144A
6.400%	03/20/30	13,680	13,982,355
Series 2024-01, Class A2, 144A
5.230%	03/20/30	18,000	18,171,828
Ford Credit Auto Owner Trust,
Series 2024-01, Class A, 144A
4.870%	08/15/36	9,000	9,189,213
GM Financial Revolving Receivables Trust,
Series 2023-02, Class A, 144A
5.770%	08/11/36	20,000	21,105,298
Series 2024-01, Class A, 144A
4.980%	12/11/36	13,600	13,962,167
Santander Drive Auto Receivables Trust,
Series 2023-04, Class C
6.040%	12/15/31	9,300	9,608,075
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Automobiles (cont’d.)
Series 2023-05, Class C
6.430%	02/18/31	20,100	$20,986,790
Series 2023-06, Class B
5.980%	04/16/29	11,100	11,457,179
Series 2023-06, Class C
6.400%	03/17/31	2,900	3,051,059
Series 2024-01, Class C
5.450%	03/15/30	3,500	3,559,184
Series 2024-02, Class C
5.840%	06/17/30	5,700	5,892,149
Series 2024-03, Class C
5.640%	08/15/30	26,200	26,980,068
SFS Auto Receivables Securitization Trust,
Series 2024-01A, Class B, 144A
5.380%	01/21/31	2,700	2,772,895
Wheels Fleet Lease Funding LLC,
Series 2024-01A, Class A1, 144A
5.490%	02/18/39	10,700	10,861,518
			268,697,952
Collateralized Loan Obligations — 9.1%
Anchorage Capital CLO Ltd. (Cayman Islands),
Series 2015-07A, Class AR3, 144A, 3 Month SOFR + 1.560% (Cap N/A, Floor 1.560%)
6.891%(c)	04/28/37	56,680	57,049,384
Series 2022-25A, Class A1, 144A, 3 Month SOFR + 1.390% (Cap N/A, Floor 1.390%)
6.672%(c)	04/20/35	3,000	3,000,072
Apidos CLO Ltd. (United Kingdom),
Series 2023-44A, Class A1, 144A, 3 Month SOFR + 2.000% (Cap N/A, Floor 2.000%)
7.279%(c)	04/26/35	33,000	33,000,000
Battalion CLO Ltd. (Cayman Islands),
Series 2019-16A, Class AR, 144A, 3 Month SOFR + 1.382% (Cap N/A, Floor 1.120%)
6.664%(c)	12/19/32	11,500	11,605,364
CBAM Ltd. (Cayman Islands),
Series 2018-08A, Class A1R, 144A, 3 Month SOFR + 1.550% (Cap N/A, Floor 1.550%)
6.883%(c)	07/15/37	47,750	47,889,888
Series 2020-12A, Class AR, 144A, 3 Month SOFR + 1.442% (Cap N/A, Floor 1.442%)
6.724%(c)	07/20/34	3,500	3,502,461
Crown Point CLO Ltd. (Cayman Islands),
Series 2021-11A, Class A, 144A, 3 Month SOFR + 1.382% (Cap N/A, Floor 1.120%)
6.667%(c)	01/17/34	5,000	5,001,976
Elevation CLO Ltd. (Cayman Islands),
Series 2021-13A, Class A1, 144A, 3 Month SOFR + 1.452% (Cap N/A, Floor 1.190%)
6.753%(c)	07/15/34	4,500	4,503,254
Series 2023-17A, Class A1, 144A, 3 Month SOFR + 1.870% (Cap N/A, Floor 1.870%)
7.152%(c)	10/20/36	50,000	50,524,800
A1

AST INVESTMENT GRADE BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Collateralized Loan Obligations (cont’d.)
Elmwood CLO Ltd. (Cayman Islands),
Series 2024-05A, Class AR1, 144A, 3 Month SOFR + 1.520% (Cap N/A, Floor 1.520%)
6.841%(c)	04/20/37	45,000	$45,090,382
HPS Loan Management Ltd. (Cayman Islands),
Series 2015-06A, Class A1R, 144A, 3 Month SOFR + 1.262% (Cap N/A, Floor 0.000%)
6.504%(c)	02/05/31	306	306,249
Jamestown CLO Ltd. (Cayman Islands),
Series 2019-14A, Class A1AR, 144A, 3 Month SOFR + 1.462% (Cap N/A, Floor 1.200%)
6.744%(c)	10/20/34	5,375	5,380,375
Madison Park Funding Ltd. (Cayman Islands),
Series 2016-21A, Class AARR, 144A, 3 Month SOFR + 1.342% (Cap N/A, Floor 1.342%)
6.643%(c)	10/15/32	5,000	5,001,765
Series 2019-33A, Class AR, 144A, 3 Month SOFR + 1.290% (Cap N/A, Floor 1.290%)
6.591%(c)	10/15/32	5,000	5,004,407
Series 2021-59A, Class A1R, 144A, 3 Month SOFR + 1.500% (Cap N/A, Floor 1.500%)
6.779%(c)	04/18/37	57,000	57,112,239
Madison Park Funding Ltd.,
Series 2020-47A, Class A1R, 144A, 3 Month SOFR + 1.540% (Cap N/A, Floor 1.540%)
6.819%(c)	04/19/37	29,000	29,174,464
MidOcean Credit CLO (Cayman Islands),
Series 2017-07A, Class A1R, 144A, 3 Month SOFR + 1.302% (Cap N/A, Floor 0.000%)
6.603%(c)	07/15/29	132	131,727
OFSI BSL Ltd. (Cayman Islands),
Series 2022-11A, Class A1R, 144A, 3 Month SOFR + 2.050% (Cap N/A, Floor 2.050%)
7.329%(c)	10/18/35	14,750	14,805,501
OZLM Ltd. (Cayman Islands),
Series 2014-06A, Class A1T, 144A, 3 Month SOFR + 0.868% (Cap N/A, Floor 0.868%)
6.154%(c)	04/17/31	17,502	17,525,278
Regatta Funding Ltd. (Cayman Islands),
Series 2016-01A, Class AR2, 144A, 3 Month SOFR + 1.422% (Cap N/A, Floor 1.160%)
6.704%(c)	04/20/34	11,455	11,469,891
Series 2017-01A, Class A1R, 144A, 3 Month SOFR + 1.550% (Cap N/A, Floor 1.550%)
6.875%(c)	04/17/37	46,680	46,800,672
Rockford Tower CLO Ltd. (Cayman Islands),
Series 2023-01A, Class A, 144A, 3 Month SOFR + 1.900% (Cap N/A, Floor 1.900%)
7.182%(c)	01/20/36	43,250	43,531,899
Rockford Tower CLO Ltd.,
Series 2022-02A, Class A1R, 144A, 3 Month SOFR + 1.850% (Cap N/A, Floor 1.850%)
7.132%(c)	10/20/35	31,750	31,936,087
Sound Point CLO Ltd. (Cayman Islands),
Series 2014-03RA, Class A1R, 144A, 3 Month SOFR + 1.332% (Cap N/A, Floor 1.070%)
6.615%(c)	10/23/31	6,089	6,098,518
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Collateralized Loan Obligations (cont’d.)
TCW CLO Ltd. (Cayman Islands),
Series 2017-01A, Class A1RR, 144A, 3 Month SOFR + 1.442% (Cap N/A, Floor 1.180%)
6.705%(c)	10/29/34	2,500	$2,503,260
THL Credit Wind River CLO Ltd. (Cayman Islands),
Series 2019-01A, Class AR, 144A, 3 Month SOFR + 1.422% (Cap N/A, Floor 1.160%)
6.704%(c)	07/20/34	8,500	8,504,836
Tikehau US CLO Ltd. (Bermuda),
Series 2023-02A, Class A1, 144A, 3 Month SOFR + 1.950% (Cap N/A, Floor 1.950%)
7.251%(c)	01/15/36	27,250	27,603,084
Trinitas CLO Ltd. (Bermuda),
Series 2024-24A, Class A1, 144A, 3 Month SOFR + 1.600% (Cap N/A, Floor 1.600%)
6.878%(c)	04/25/37	17,500	17,590,176
Warwick Capital CLO Ltd. (United Kingdom),
Series 2023-02A, Class A1, 144A, 3 Month SOFR + 1.950% (Cap N/A, Floor 1.950%)
7.251%(c)	01/15/37	48,000	48,479,962
Wellfleet CLO Ltd.,
Series 2017-03A, Class A1, 144A, 3 Month SOFR + 1.412% (Cap N/A, Floor 1.150%)
6.697%(c)	01/17/31	2,015	2,016,319
Wind River CLO Ltd. (Cayman Islands),
Series 2016-01KRA, Class A1R2, 144A, 3 Month SOFR + 1.472% (Cap N/A, Floor 1.210%)
6.773%(c)	10/15/34	1,500	1,500,512
Zais CLO Ltd. (Cayman Islands),
Series 2017-02A, Class A, 144A, 3 Month SOFR + 1.552% (Cap N/A, Floor 0.000%)
6.853%(c)	04/15/30	362	362,141
			644,006,943
Consumer Loans — 0.7%
Affirm Asset Securitization Trust,
Series 2024-A, Class 1A, 144A
5.610%	02/15/29	31,200	31,582,852
GreenSky Home Improvement Trust,
Series 2024-01, Class A2, 144A
5.880%	06/25/59	5,200	5,258,803
OneMain Financial Issuance Trust,
Series 2023-02A, Class A1, 144A
5.840%	09/15/36	15,300	15,793,303
			52,634,958
Credit Cards — 0.0%
Citibank Credit Card Issuance Trust,
Series 2018-A07, Class A7
3.960%	10/13/30	2,700	2,692,893
Home Equity Loans — 0.1%
ACE Securities Corp. Home Equity Loan Trust,
Series 2004-IN01, Class A1, 1 Month SOFR + 0.754% (Cap N/A, Floor 0.640%)
5.609%(c)	05/25/34	811	776,486

A2

AST INVESTMENT GRADE BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Home Equity Loans (cont’d.)
Morgan Stanley ABS Capital I, Inc.,
Series 2002-HE03, Class A2, 1 Month SOFR + 1.194% (Cap N/A, Floor 1.080%)
6.049%(c)	03/25/33	117	$116,710
Towd Point HE Trust,
Series 2023-01, Class A1A, 144A
6.875%	02/25/63	2,496	2,492,146
			3,385,342
Residential Mortgage-Backed Securities — 0.1%
Countrywide Asset-Backed Certificates Trust,
Series 2004-06, Class 2A5, 1 Month SOFR + 0.894% (Cap N/A, Floor 0.780%)
5.749%(c)	11/25/34	449	433,866
Series 2004-ECC02, Class M1, 1 Month SOFR + 1.014% (Cap N/A, Floor 0.900%)
5.869%(c)	12/25/34	1,448	1,457,365
Credit Suisse Mortgage Trust,
Series 2018-RPL04, 144A
4.569%(cc)	07/25/50	2,254	2,050,096
			3,941,327

Total Asset-Backed Securities (cost $962,625,628)			975,359,415
Commercial Mortgage-Backed Securities — 9.5%
BANK,
Series 2018-BN13, Class A4
3.953%	08/15/61	15,490	15,152,630
Series 2019-BN20, Class A2
2.758%	09/15/62	6,476	6,002,856
Series 2019-BN22, Class A3
2.726%	11/15/62	3,500	3,204,791
Series 2021-BN32, Class A2
1.985%	04/15/54	10,000	9,459,990
Bank of America Merrill Lynch Commercial Mortgage Trust,
Series 2016-UB10, Class A3
2.903%	07/15/49	2,620	2,569,248
BANK5 Trust,
Series 2024-05YR06, Class A3
6.225%	05/15/57	38,000	40,449,472
Barclays Commercial Mortgage Securities Trust,
Series 2019-C03, Class A3
3.319%	05/15/52	18,800	18,041,606
Series 2019-C04, Class A4
2.661%	08/15/52	9,816	9,088,487
Series 2022-C14, Class A4
2.692%	02/15/55	10,800	9,616,195
Series 2022-C17, Class A4
4.174%	09/15/55	9,358	9,083,729
Benchmark Mortgage Trust,
Series 2018-B05, Class A3
3.944%	07/15/51	8,248	8,090,798
Series 2020-IG01, Class A3
2.687%	09/15/43	10,120	8,448,069
Series 2021-B25, Class A2
1.977%	04/15/54	7,000	6,664,213
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Commercial Mortgage-Backed Securities (continued)
Series 2023-B38, Class A3
5.793%	04/15/56	10,000	$10,607,425
BMO Mortgage Trust,
Series 2023-C07, Class A2
6.770%	12/15/56	29,991	32,249,685
Series 2024-5C04, Class A3
6.526%(cc)	05/15/57	38,000	40,965,060
BXP Trust,
Series 2021-601L, Class A, 144A
2.618%	01/15/44	3,995	3,363,498
Cantor Commercial Real Estate Lending,
Series 2019-CF02, Class A4
2.624%	11/15/52	13,890	12,680,996
CCUBS Commercial Mortgage Trust,
Series 2017-C01, Class A3
3.283%(cc)	11/15/50	2,260	2,179,937
CD Mortgage Trust,
Series 2016-CD02, Class A4
3.526%(cc)	11/10/49	10,170	9,775,489
Series 2017-CD04, Class A3
3.248%	05/10/50	8,290	8,063,836
Series 2017-CD06, Class A4
3.190%	11/13/50	15,000	14,519,595
Series 2019-CD08, Class A3
2.657%	08/15/57	19,000	17,493,534
CFCRE Commercial Mortgage Trust,
Series 2016-C07, Class A2
3.585%	12/10/54	14,516	14,136,761
Citigroup Commercial Mortgage Trust,
Series 2016-C02, Class A3
2.575%	08/10/49	2,695	2,609,252
Series 2016-C03, Class A3
2.896%	11/15/49	989	961,795
Series 2016-GC36, Class A5
3.616%	02/10/49	10,075	9,842,001
Series 2016-P04, Class A3
2.646%	07/10/49	2,536	2,453,159
Series 2016-P05, Class A3
2.684%	10/10/49	1,654	1,600,660
Series 2017-P07, Class A3
3.442%	04/14/50	8,989	8,757,823
Commercial Mortgage Trust,
Series 2012-CR04, Class A3
2.853%	10/15/45	710	664,394
Series 2014-CR21, Class A3
3.528%	12/10/47	1,713	1,706,908
Series 2014-UBS03, Class A4
3.819%	06/10/47	449	448,397
Series 2014-UBS04, Class A5
3.694%	08/10/47	1,712	1,708,443
Series 2014-UBS06, Class A5
3.644%	12/10/47	8,842	8,818,146
Series 2015-CR22, Class A4
3.048%	03/10/48	3,837	3,822,108
Series 2015-LC21, Class A4
3.708%	07/10/48	7,856	7,788,959

A3

AST INVESTMENT GRADE BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Commercial Mortgage-Backed Securities (continued)
Series 2016-COR01, Class A3
2.826%	10/10/49	6,114	$5,898,258
Series 2018-COR03, Class A2
3.961%	05/10/51	4,105	3,999,823
Credit Suisse Mortgage Trust,
Series 2014-USA, Class A1, 144A
3.304%	09/15/37	7,917	7,059,842
Series 2016-NXSR, Class A3
3.501%	12/15/49	5,500	5,406,946
Series 2016-NXSR, Class A4
3.795%(cc)	12/15/49	7,000	6,859,248
CSAIL Commercial Mortgage Trust,
Series 2015-C03, Class A4
3.718%	08/15/48	17,686	17,472,709
Series 2017-CX10, Class A5
3.458%(cc)	11/15/50	10,080	9,586,893
DBGS Mortgage Trust,
Series 2018-BIOD, Class A, 144A, 1 Month SOFR + 1.099% (Cap N/A, Floor 0.803%)
6.196%(c)	05/15/35	2,356	2,345,207
Deutsche Bank Commercial Mortgage Trust,
Series 2017-C06, Class A3
3.269%	06/10/50	1,341	1,301,264
FHLMC Multifamily Structured Pass-Through Certificates,
Series K056, Class XAM, IO
1.299%(cc)	05/25/26	38,290	688,458
Series K093, Class XAM, IO
1.331%(cc)	05/25/29	51,135	2,465,541
Series K106, Class XAM, IO
1.705%(cc)	02/25/30	54,548	3,976,647
Series K734, Class X1, IO
0.777%(cc)	02/25/26	114,081	697,853
Series K736, Class XAM, IO
1.836%(cc)	07/25/26	63,677	1,767,298
Series K737, Class XAM, IO
1.119%(cc)	10/25/26	46,658	943,593
GS Mortgage Securities Trust,
Series 2015-GC34, Class A3
3.244%	10/10/48	8,906	8,778,126
Series 2016-GS04, Class A3
3.178%	11/10/49	4,808	4,703,890
Series 2018-GS09, Class A3
3.727%	03/10/51	7,043	6,890,934
JPMBB Commercial Mortgage Securities Trust,
Series 2015-C31, Class A3
3.801%	08/15/48	5,632	5,555,128
JPMCC Commercial Mortgage Securities Trust,
Series 2017-JP05, Class A5
3.723%	03/15/50	6,750	6,576,254
Series 2017-JP06, Class A5
3.490%	07/15/50	5,010	4,791,801
JPMDB Commercial Mortgage Securities Trust,
Series 2017-C05, Class A4
3.414%	03/15/50	8,137	7,939,209
Series 2017-C05, Class A5
3.694%	03/15/50	7,669	7,435,659
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Commercial Mortgage-Backed Securities (continued)
Series 2020-COR07, Class A5
2.180%	05/13/53	12,000	$9,955,867
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2016-JP02, Class A3
2.559%	08/15/49	4,096	3,978,426
Series 2016-JP02, Class A4
2.822%	08/15/49	11,300	10,921,336
Series 2016-JP03, Class A4
2.627%	08/15/49	4,327	4,186,644
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2015-C23, Class A4
3.719%	07/15/50	9,375	9,286,231
Series 2016-C30, Class A4
2.600%	09/15/49	5,609	5,424,403
Series 2016-C31, Class A4
2.840%	11/15/49	13,603	13,240,697
Morgan Stanley Capital I Trust,
Series 2015-MS01, Class A4
3.779%(cc)	05/15/48	13,925	13,766,542
MSWF Commercial Mortgage Trust,
Series 2023-01, Class A2
6.451%	05/15/56	10,000	10,531,785
SLG Office Trust,
Series 2021-OVA, Class A, 144A
2.585%	07/15/41	7,000	6,078,367
UBS Commercial Mortgage Trust,
Series 2017-C04, Class A4
3.563%	10/15/50	8,100	7,750,854
Series 2018-C08, Class A3
3.720%	02/15/51	5,281	5,163,584
Series 2018-C10, Class A3
4.048%	05/15/51	1,988	1,958,893
Series 2018-C10, Class A4
4.313%	05/15/51	8,000	7,896,009
Series 2018-C12, Class A2
4.152%	08/15/51	247	244,828
Series 2018-C14, Class A3
4.180%	12/15/51	11,074	10,888,917
Wells Fargo Commercial Mortgage Trust,
Series 2015-NXS01, Class A4
2.874%	05/15/48	6,741	6,729,522
Series 2016-BNK01, Class A2
2.399%	08/15/49	15,704	15,124,521
Series 2016-NXS06, Class A4
2.918%	11/15/49	14,551	14,029,610
Series 2017-C41, Class A3
3.210%	11/15/50	15,610	15,087,098
Series 2018-C44, Class A2
4.178%	05/15/51	8,529	8,501,941
Series 2020-C56, Class A4
2.194%	06/15/53	5,520	4,930,558

Total Commercial Mortgage-Backed Securities (cost $659,008,770)			671,907,159

A4

AST INVESTMENT GRADE BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds — 26.7%
Aerospace & Defense — 0.7%
BAE Systems PLC (United Kingdom),
Sr. Unsec’d. Notes, 144A
5.125%	03/26/29	2,330	$2,399,127
Boeing Co. (The),
Sr. Unsec’d. Notes
2.950%	02/01/30	2,650	2,369,404
5.150%	05/01/30	20,160	20,205,024
Sr. Unsec’d. Notes, 144A
6.388%	05/01/31	2,380	2,530,653
6.528%	05/01/34	18,852	20,225,606
			47,729,814
Agriculture — 0.5%
BAT Capital Corp. (United Kingdom),
Gtd. Notes
2.259%	03/25/28	6,500	6,044,295
3.557%	08/15/27	1,509	1,477,598
6.343%	08/02/30	19,089	20,628,094
BAT International Finance PLC (United Kingdom),
Gtd. Notes
4.448%	03/16/28(a)	1,628	1,626,627
Reynolds American, Inc. (United Kingdom),
Gtd. Notes
4.450%	06/12/25	3,100	3,092,302
			32,868,916
Airlines — 0.1%
Delta Air Lines, Inc./SkyMiles IP Ltd.,
Sr. Sec’d. Notes, 144A
4.750%	10/20/28	3,000	2,994,300
Southwest Airlines Co.,
Sr. Unsec’d. Notes
5.125%	06/15/27	2,815	2,863,348
United Airlines, Inc.,
Sr. Sec’d. Notes, 144A
4.375%	04/15/26	1,215	1,196,696
4.625%	04/15/29(a)	240	231,885
			7,286,229
Auto Manufacturers — 1.1%
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes
4.000%	11/13/30	18,920	17,461,827
4.134%	08/04/25	9,025	8,939,727
4.950%	05/28/27(a)	12,875	12,838,332
6.950%	03/06/26	15,825	16,209,089
General Motors Co.,
Sr. Unsec’d. Notes
6.600%	04/01/36	3,385	3,648,856
General Motors Financial Co., Inc.,
Gtd. Notes
4.350%	04/09/25	8,000	7,963,969
Sr. Unsec’d. Notes
2.700%	06/10/31	2,470	2,127,807
3.100%	01/12/32(a)	8,810	7,698,219
			76,887,826
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Banks — 8.8%
Banco de Credito del Peru S.A. (Peru),
Sub. Notes, EMTN
3.250%(ff)	09/30/31(a)	300	$283,875
Banco do Brasil SA (Brazil),
Sr. Unsec’d. Notes
4.875%	01/11/29	1,005	993,593
Banco Mercantil del Norte SA (Mexico),
Jr. Sub. Notes
6.625%(ff)	01/24/32(oo)	270	250,776
Bank of America Corp.,
Sr. Unsec’d. Notes
2.572%(ff)	10/20/32	19,755	17,314,725
2.687%(ff)	04/22/32	13,055	11,639,780
4.571%(ff)	04/27/33	12,239	12,168,889
5.288%(ff)	04/25/34	3,345	3,473,106
5.872%(ff)	09/15/34	17,425	18,807,066
Sr. Unsec’d. Notes, MTN
1.898%(ff)	07/23/31	13,140	11,398,401
2.087%(ff)	06/14/29	8,760	8,087,619
3.824%(ff)	01/20/28	5,000	4,943,181
4.078%(ff)	04/23/40	2,365	2,158,801
Barclays PLC (United Kingdom),
Sr. Unsec’d. Notes
7.437%(ff)	11/02/33	2,715	3,124,006
BNP Paribas SA (France),
Sr. Non-Preferred Notes, 144A
1.323%(ff)	01/13/27	320	306,706
2.159%(ff)	09/15/29	2,350	2,139,565
3.375%	01/09/25	992	986,402
Sr. Non-Preferred Notes, 144A, MTN
3.052%(ff)	01/13/31	4,585	4,221,943
Cassa Depositi e Prestiti SpA (Italy),
Sr. Unsec’d. Notes, 144A
5.875%	04/30/29	11,600	12,153,385
Citigroup, Inc.,
Sr. Unsec’d. Notes
2.520%(ff)	11/03/32	1,570	1,361,343
3.057%(ff)	01/25/33	29,500	26,343,683
3.785%(ff)	03/17/33	13,099	12,265,924
Sub. Notes
4.450%	09/29/27	7,330	7,335,947
5.827%(ff)	02/13/35	28,265	29,494,505
Comerica, Inc.,
Sr. Unsec’d. Notes
5.982%(ff)	01/30/30	4,025	4,148,410
Deutsche Bank AG (Germany),
Sr. Non-Preferred Notes
2.311%(ff)	11/16/27	425	404,070
2.552%(ff)	01/07/28	1,250	1,189,610
3.961%(ff)	11/26/25	200	199,613
Goldman Sachs Group, Inc. (The),
Sr. Unsec’d. Notes
2.615%(ff)	04/22/32	11,000	9,714,812
2.650%(ff)	10/21/32	1,975	1,734,512
3.814%(ff)	04/23/29	16,650	16,322,495
3.850%	01/26/27	240	237,802

A5

AST INVESTMENT GRADE BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Banks (cont’d.)
5.049%(ff)	07/23/30	4,660	$4,780,759
6.484%(ff)	10/24/29	45,165	48,639,051
HSBC Holdings PLC (United Kingdom),
Sr. Unsec’d. Notes
1.645%(ff)	04/18/26	1,500	1,472,403
JPMorgan Chase & Co.,
Jr. Sub. Notes, Series II
4.000%(ff)	04/01/25(oo)	6,000	5,931,764
Sr. Unsec’d. Notes
1.040%(ff)	02/04/27	760	726,471
4.565%(ff)	06/14/30	57,895	58,346,816
5.294%(ff)	07/22/35(a)	10,470	10,922,850
5.350%(ff)	06/01/34(a)	13,000	13,603,315
Mitsubishi UFJ Financial Group, Inc. (Japan),
Sr. Unsec’d. Notes
2.341%(ff)	01/19/28	14,500	13,870,129
Morgan Stanley,
Sr. Unsec’d. Notes
4.210%(ff)	04/20/28	31,450	31,388,869
Sr. Unsec’d. Notes, GMTN
3.772%(ff)	01/24/29	5,000	4,915,340
Sr. Unsec’d. Notes, MTN
2.511%(ff)	10/20/32	10,710	9,350,881
2.943%(ff)	01/21/33(a)	35,212	31,452,624
5.424%(ff)	07/21/34	20,000	20,875,884
Sub. Notes, MTN
3.950%	04/23/27	655	648,265
PNC Financial Services Group, Inc. (The),
Sr. Unsec’d. Notes
6.037%(ff)	10/28/33	20,000	21,602,645
Societe Generale SA (France),
Sr. Non-Preferred Notes, 144A
3.337%(ff)	01/21/33	5,000	4,397,112
Sr. Preferred Notes, 144A, MTN
4.677%	06/15/27(a)	13,000	13,123,778
Truist Financial Corp.,
Sr. Unsec’d. Notes, MTN
7.161%(ff)	10/30/29	6,110	6,700,910
U.S. Bancorp,
Sr. Unsec’d. Notes
5.678%(ff)	01/23/35(a)	8,900	9,434,041
5.836%(ff)	06/12/34	9,300	9,924,454
UBS Group AG (Switzerland),
Sr. Unsec’d. Notes, 144A
3.091%(ff)	05/14/32	785	707,665
4.488%(ff)	05/12/26	2,930	2,921,882
5.617%(ff)	09/13/30(a)	11,245	11,745,147
Sr. Unsec’d. Notes, 144A, MTN
2.095%(ff)	02/11/32	565	479,208
Wells Fargo & Co.,
Sr. Unsec’d. Notes, MTN
2.572%(ff)	02/11/31	5,000	4,540,752
2.879%(ff)	10/30/30	12,770	11,845,566
3.526%(ff)	03/24/28	16,995	16,674,241
5.557%(ff)	07/25/34	26,880	28,199,517
			624,426,884
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Building Materials — 0.0%
Cemex SAB de CV (Mexico),
Gtd. Notes
5.450%	11/19/29(a)	350	$353,587
Chemicals — 0.2%
Chevron Phillips Chemical Co. LLC/Chevron Phillips Chemical Co. LP,
Sr. Unsec’d. Notes, 144A
5.125%	04/01/25	7,475	7,469,523
MEGlobal Canada ULC (Kuwait),
Gtd. Notes, EMTN
5.875%	05/18/30	350	365,971
Nutrien Ltd. (Canada),
Sr. Unsec’d. Notes
4.000%	12/15/26	5,000	4,958,651
			12,794,145
Commercial Services — 0.1%
Boost Newco Borrower LLC,
Sr. Sec’d. Notes, 144A
7.500%	01/15/31	1,550	1,662,708
Massachusetts Institute of Technology,
Unsec’d. Notes
3.885%	07/01/2116	8,500	6,724,316
United Rentals North America, Inc.,
Gtd. Notes
5.250%	01/15/30	630	630,443
			9,017,467
Cosmetics/Personal Care — 0.0%
Haleon US Capital LLC,
Gtd. Notes
3.625%	03/24/32(a)	1,200	1,127,665
Distribution/Wholesale — 0.0%
Ritchie Bros Holdings, Inc. (Canada),
Sr. Sec’d. Notes, 144A
6.750%	03/15/28	425	438,387
Diversified Financial Services — 0.3%
Capital One Financial Corp.,
Sr. Unsec’d. Notes
3.273%(ff)	03/01/30	7,980	7,502,311
7.624%(ff)	10/30/31	15,005	17,060,613
			24,562,924
Electric — 2.9%
AEP Texas, Inc.,
Sr. Unsec’d. Notes
3.950%	06/01/28	7,510	7,409,628
4.700%	05/15/32(a)	11,035	11,069,428
Ameren Illinois Co.,
First Mortgage
3.850%	09/01/32(a)	11,000	10,510,129
Aydem Yenilenebilir Enerji A/S (Turkey),
Sr. Sec’d. Notes
7.750%	02/02/27	200	199,313

A6

AST INVESTMENT GRADE BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Electric (cont’d.)
Berkshire Hathaway Energy Co.,
Sr. Unsec’d. Notes
5.950%	05/15/37	1,405	$1,530,952
Calpine Corp.,
Sr. Sec’d. Notes, 144A
3.750%	03/01/31	3,850	3,564,671
Sr. Unsec’d. Notes, 144A
4.625%	02/01/29	500	482,882
5.000%	02/01/31	725	702,128
CenterPoint Energy Houston Electric LLC,
General Ref. Mortgage, Series ai.
4.450%	10/01/32	9,050	8,999,778
CenterPoint Energy, Inc.,
Sr. Unsec’d. Notes
4.250%	11/01/28	1,942	1,918,098
Dominion Energy, Inc.,
Sr. Unsec’d. Notes, Series B
3.600%	03/15/27	9,910	9,752,830
Sr. Unsec’d. Notes, Series D
2.850%	08/15/26	2,500	2,435,210
DTE Energy Co.,
Sr. Unsec’d. Notes
2.850%	10/01/26	450	438,049
Duke Energy Carolinas LLC,
First Mortgage
2.850%	03/15/32	17,760	16,026,086
Duke Energy Corp.,
Sr. Unsec’d. Notes
3.150%	08/15/27	435	422,889
Entergy Texas, Inc.,
First Mortgage
4.000%	03/30/29	10,900	10,807,436
FirstEnergy Pennsylvania Electric Co.,
Sr. Unsec’d. Notes, 144A
4.300%	01/15/29	12,210	12,141,047
FirstEnergy Transmission LLC,
Sr. Unsec’d. Notes, 144A
4.350%	01/15/25	1,250	1,245,671
Florida Power & Light Co.,
Sr. Unsec’d. Notes, Series A
3.300%	05/30/27	795	780,892
Georgia Power Co.,
Sr. Unsec’d. Notes
4.700%	05/15/32	4,580	4,665,440
Light Servicos de Eletricidade SA/Light Energia SA (Brazil),
Gtd. Notes
4.375%	06/18/26(d)	200	118,040
Gtd. Notes, 144A
4.375%	06/18/26(d)	200	118,040
Pacific Gas & Electric Co.,
First Mortgage
6.400%	06/15/33	45,880	50,152,486
Southern California Edison Co.,
First Mortgage
5.850%	11/01/27(a)	10,790	11,336,761
5.950%	11/01/32(a)	31,960	34,786,946
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Electric (cont’d.)
Vistra Operations Co. LLC,
Gtd. Notes, 144A
5.000%	07/31/27	2,245	$2,230,626
5.625%	02/15/27	3,000	2,996,140
			206,841,596
Energy-Alternate Sources — 0.0%
Azure Power Solar Energy Pvt. Ltd. (India),
Sr. Sec’d. Notes, 144A, MTN
5.650%	12/24/24	351	350,133
Engineering & Construction — 0.2%
Mexico City Airport Trust (Mexico),
Sr. Sec’d. Notes, 144A
3.875%	04/30/28	2,513	2,407,806
4.250%	10/31/26	7,622	7,472,228
5.500%	07/31/47	4,220	3,619,958
			13,499,992
Entertainment — 0.4%
Warnermedia Holdings, Inc.,
Gtd. Notes
4.279%	03/15/32(a)	30,995	27,527,777
Foods — 0.3%
JBS USA Holding Lux Sarl/JBS USA Food Co./JBS Lux Co. Sarl,
Gtd. Notes
5.125%	02/01/28	21,645	21,964,463
Gas — 0.1%
Southern California Gas Co.,
Sr. Unsec’d. Notes
2.950%	04/15/27	5,820	5,664,216
Healthcare-Services — 0.8%
Aetna, Inc.,
Sr. Unsec’d. Notes
3.500%	11/15/24	1,000	997,427
Nationwide Children’s Hospital, Inc.,
Unsec’d. Notes
4.556%	11/01/52(a)	3,360	3,294,737
Quest Diagnostics, Inc.,
Sr. Unsec’d. Notes
2.950%	06/30/30	270	250,117
Stanford Health Care,
Unsec’d. Notes, Series 2020
3.310%	08/15/30	8,980	8,613,443
Tenet Healthcare Corp.,
Sr. Sec’d. Notes
4.375%	01/15/30	2,600	2,495,841
6.750%	05/15/31(a)	7,225	7,536,389
UnitedHealth Group, Inc.,
Sr. Unsec’d. Notes
4.200%	05/15/32(a)	27,737	27,514,554
4.950%	01/15/32	4,340	4,484,934
			55,187,442

A7

AST INVESTMENT GRADE BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Insurance — 0.1%
Arch Capital Finance LLC,
Gtd. Notes
4.011%	12/15/26	3,045	$3,028,668
Liberty Mutual Group, Inc.,
Gtd. Notes, 144A
3.951%	10/15/50	2,700	2,108,115
4.569%	02/01/29	2	2,009
			5,138,792
Internet — 0.0%
Prosus NV (China),
Sr. Unsec’d. Notes
4.193%	01/19/32	450	422,437
Leisure Time — 0.1%
NCL Finance Ltd.,
Gtd. Notes, 144A
6.125%	03/15/28	4,500	4,590,000
Royal Caribbean Cruises Ltd.,
Sr. Unsec’d. Notes
3.700%	03/15/28	2,809	2,710,685
			7,300,685
Lodging — 0.2%
Marriott International, Inc.,
Sr. Unsec’d. Notes
5.350%	03/15/35	13,000	13,317,275
Machinery-Diversified — 0.2%
Ingersoll Rand, Inc.,
Sr. Unsec’d. Notes
5.314%	06/15/31(a)	16,125	16,862,738
Media — 0.2%
CCO Holdings LLC/CCO Holdings Capital Corp.,
Sr. Unsec’d. Notes, 144A
5.375%	06/01/29	2,600	2,504,339
Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes
6.384%	10/23/35	5,822	5,943,390
Comcast Corp.,
Gtd. Notes
3.750%	04/01/40	1,510	1,306,266
Cox Communications, Inc.,
Sr. Unsec’d. Notes, 144A
3.350%	09/15/26	7,500	7,347,781
			17,101,776
Mining — 0.2%
Barrick PD Australia Finance Pty Ltd. (Canada),
Gtd. Notes
5.950%	10/15/39	4,267	4,580,833
Newmont Corp./Newcrest Finance Pty Ltd.,
Gtd. Notes
3.250%	05/13/30	9,706	9,179,393
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Mining (cont’d.)
Yamana Gold, Inc. (Canada),
Gtd. Notes
2.630%	08/15/31	2,970	$2,565,232
			16,325,458
Multi-National — 0.1%
Corp. Andina de Fomento (Supranational Bank),
Sr. Unsec’d. Notes
5.000%	01/24/29	9,685	9,974,291
Office/Business Equipment — 0.1%
CDW LLC/CDW Finance Corp.,
Gtd. Notes
2.670%	12/01/26	6,600	6,356,202
Oil & Gas — 2.1%
Aker BP ASA (Norway),
Gtd. Notes, 144A
3.100%	07/15/31	18,000	15,996,143
Sr. Unsec’d. Notes, 144A
2.000%	07/15/26	2,514	2,409,344
4.000%	01/15/31	5,490	5,191,704
6.000%	06/13/33	5,800	6,067,936
BP Capital Markets America, Inc.,
Gtd. Notes
3.796%	09/21/25	2	1,993
Cenovus Energy, Inc. (Canada),
Sr. Unsec’d. Notes
2.650%	01/15/32	56,942	49,016,847
Civitas Resources, Inc.,
Gtd. Notes, 144A
8.625%	11/01/30	1,575	1,669,818
Diamondback Energy, Inc.,
Gtd. Notes
6.250%	03/15/33	26,670	28,765,154
Hilcorp Energy I LP/Hilcorp Finance Co.,
Sr. Unsec’d. Notes, 144A
8.375%	11/01/33	11,334	12,215,533
Petroleos Mexicanos (Mexico),
Gtd. Notes
6.500%	03/13/27	9,000	8,815,500
Pioneer Natural Resources Co.,
Sr. Unsec’d. Notes
1.900%	08/15/30	2,090	1,832,040
Valero Energy Corp.,
Sr. Unsec’d. Notes
2.800%	12/01/31	1,750	1,541,680
Var Energi ASA (Norway),
Sr. Unsec’d. Notes, 144A
5.000%	05/18/27	15,970	16,009,746
			149,533,438
Packaging & Containers — 0.3%
Ball Corp.,
Gtd. Notes
6.000%	06/15/29	4,225	4,371,805

A8

AST INVESTMENT GRADE BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Packaging & Containers (cont’d.)
Sealed Air Corp./Sealed Air Corp. US,
Gtd. Notes, 144A
6.125%	02/01/28(a)	1,150	$1,169,545
WRKCo, Inc.,
Gtd. Notes
4.650%	03/15/26	12,590	12,604,658
			18,146,008
Pharmaceuticals — 0.4%
CVS Health Corp.,
Sr. Unsec’d. Notes
4.780%	03/25/38	22,945	21,665,314
5.000%	12/01/24	700	699,365
Utah Acquisition Sub, Inc.,
Gtd. Notes
5.250%	06/15/46	4,773	4,181,099
			26,545,778
Pipelines — 3.5%
Columbia Pipelines Operating Co. LLC,
Sr. Unsec’d. Notes, 144A
6.036%	11/15/33	31,821	34,021,201
Energy Transfer LP,
Sr. Unsec’d. Notes
3.750%	05/15/30	21,711	20,745,611
4.200%	04/15/27	1,510	1,505,373
4.950%	06/15/28	15,325	15,586,362
5.500%	06/01/27(a)	5,000	5,128,540
5.550%	05/15/34	5,000	5,175,788
6.400%	12/01/30	3,395	3,695,809
6.550%	12/01/33	1,875	2,070,693
EQM Midstream Partners LP,
Sr. Unsec’d. Notes, 144A
7.500%	06/01/27	225	231,739
7.500%	06/01/30	225	247,177
MPLX LP,
Sr. Unsec’d. Notes
4.000%	03/15/28	8,455	8,341,196
4.950%	09/01/32	23,226	23,313,952
5.500%	06/01/34	18,335	18,851,038
ONEOK, Inc.,
Gtd. Notes
4.500%	03/15/50	3,135	2,615,169
6.100%	11/15/32	14,258	15,373,666
Plains All American Pipeline LP/PAA Finance Corp.,
Sr. Unsec’d. Notes
3.550%	12/15/29	10,000	9,510,447
4.650%	10/15/25	2,185	2,182,776
Targa Resources Corp.,
Gtd. Notes
4.200%	02/01/33	18,585	17,592,539
5.200%	07/01/27	18,620	19,042,546
5.500%	02/15/35(a)	9,400	9,680,777
Transcontinental Gas Pipe Line Co. LLC,
Sr. Unsec’d. Notes
4.000%	03/15/28	3,610	3,560,093
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Pipelines (cont’d.)
Williams Cos., Inc. (The),
Sr. Unsec’d. Notes
2.600%	03/15/31	16,997	$15,021,698
4.650%	08/15/32	2,170	2,155,329
4.800%	11/15/29	10,720	10,881,167
			246,530,686
Real Estate Investment Trusts (REITs) — 0.6%
Brixmor Operating Partnership LP,
Sr. Unsec’d. Notes
3.900%	03/15/27	3,499	3,443,294
Host Hotels & Resorts LP,
Sr. Unsec’d. Notes
5.700%	07/01/34	6,410	6,618,654
Kimco Realty OP LLC,
Gtd. Notes
6.400%	03/01/34	7,200	8,013,437
Sun Communities Operating LP,
Gtd. Notes
4.200%	04/15/32	24,093	22,750,048
Welltower OP LLC,
Gtd. Notes
3.100%	01/15/30	1,500	1,408,403
			42,233,836
Retail — 0.2%
AutoNation, Inc.,
Sr. Unsec’d. Notes
3.850%	03/01/32(a)	6,700	6,179,102
Genuine Parts Co.,
Sr. Unsec’d. Notes
6.500%	11/01/28	9,015	9,714,115
			15,893,217
Semiconductors — 0.8%
Broadcom, Inc.,
Gtd. Notes, 144A
2.450%	02/15/31	5,390	4,774,536
Sr. Unsec’d. Notes, 144A
3.137%	11/15/35	1,153	985,770
3.187%	11/15/36	4,513	3,822,695
3.419%	04/15/33	47,900	43,514,633
			53,097,634
Software — 0.0%
Oracle Corp.,
Sr. Unsec’d. Notes
3.850%	07/15/36(a)	3,300	2,982,316
Telecommunications — 1.0%
CT Trust (Guatemala),
Sr. Sec’d. Notes
5.125%	02/03/32	200	183,340
Telefonica Moviles Chile SA (Chile),
Sr. Unsec’d. Notes
3.537%	11/18/31	430	353,946

A9

AST INVESTMENT GRADE BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Telecommunications (cont’d.)
T-Mobile USA, Inc.,
Gtd. Notes
2.250%	11/15/31	5,605	$4,834,940
2.550%	02/15/31	13,265	11,819,323
2.700%	03/15/32	5,110	4,504,774
3.000%	02/15/41	525	403,021
3.875%	04/15/30	25,000	24,311,965
Verizon Communications, Inc.,
Sr. Unsec’d. Notes
2.355%	03/15/32	13,585	11,701,682
Sr. Unsec’d. Notes, 144A
4.780%	02/15/35	11,800	11,782,141
			69,895,132
Transportation — 0.1%
GN Bondco LLC,
Sr. Sec’d. Notes, 144A
9.500%	10/15/31	3,775	3,970,975

Total Corporate Bonds (cost $1,832,178,814)			1,890,158,137
Municipal Bonds — 0.6%
Arizona — 0.3%
Salt River Project Agricultural Improvement & Power District,
Revenue Bonds, BABs
4.839%	01/01/41	20,800	20,413,593
California — 0.0%
Regents of the University of California Medical Center Pooled Revenue,
Taxable, Revenue Bonds, Series Q
4.132%	05/15/32	2,305	2,272,816
Colorado — 0.1%
Regional Transportation District Sales Tax Revenue,
Revenue Bonds, BABs, Series B
5.844%	11/01/50	2,895	3,184,394
Massachusetts — 0.0%
Massachusetts Clean Water Trust (The),
Revenue Bonds, BABs
5.192%	08/01/40	1,015	1,034,790
New York — 0.1%
New York City Municipal Water Finance Authority,
Revenue Bonds, BABs
5.440%	06/15/43	7,000	7,215,496
Ohio — 0.0%
Ohio State University (The),
Taxable, Revenue Bonds, BABs, Series C
4.910%	06/01/40	1,300	1,311,179
Pennsylvania — 0.1%
Pennsylvania Turnpike Commission,
Revenue Bonds, BABs, Series B
5.511%	12/01/45	4,000	4,161,616
Texas — 0.0%
City of San Antonio Electric & Gas Systems Revenue,
Taxable, Revenue Bonds
4.427%	02/01/42	1,750	1,710,525
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Municipal Bonds (continued)
Washington — 0.0%
Central Puget Sound Regional Transit Authority,
Revenue Bonds, BABs
5.491%	11/01/39	2,330	$2,483,406

Total Municipal Bonds (cost $49,807,431)			43,787,815
Residential Mortgage-Backed Securities — 0.6%
Alternative Loan Trust,
Series 2005-38, Class A3, 1 Month SOFR + 0.814% (Cap N/A, Floor 0.700%)
5.669%(c)	09/25/35	1,212	1,084,944
BRAVO Residential Funding Trust,
Series 2023-RPL01, Class A1, 144A
5.000%(cc)	05/25/63	33,850	34,079,719
Connecticut Avenue Securities Trust,
Series 2021-R01, Class 1M2, 144A, 30 Day Average SOFR + 1.550% (Cap N/A, Floor 0.000%)
6.830%(c)	10/25/41	2,055	2,063,495
Credit Suisse Mortgage Trust,
Series 2018-RPL09, Class A, 144A
3.850%(cc)	09/25/57	1,070	1,039,496
GS Mortgage-Backed Securities Trust,
Series 2018-RPL01, Class A1A, 144A
3.750%	10/25/57	2,665	2,614,442
Home Re Ltd.,
Series 2019-01, Class M1, 144A, 30 Day Average SOFR + 1.764% (Cap N/A, Floor 0.000%)
7.045%(c)	05/25/29	455	455,956
Mill City Mortgage Loan Trust,
Series 2018-01, Class A1, 144A
3.250%(cc)	05/25/62	612	602,051
New Residential Mortgage Loan Trust,
Series 2018-04A, Class A1S, 144A, 1 Month SOFR + 0.864% (Cap N/A, Floor 0.750%)
5.719%(c)	01/25/48	138	135,049
OBX Trust,
Series 2018-01, Class A2, 144A, 1 Month SOFR + 0.764% (Cap N/A, Floor 0.000%)
5.619%(c)	06/25/57	470	459,178
Towd Point Mortgage Trust,
Series 2019-04, Class A1, 144A
2.900%(cc)	10/25/59	1,119	1,074,064
Series 2019-HY03, Class A1A, 144A, 1 Month SOFR + 1.114% (Cap N/A, Floor 1.000%)
5.969%(c)	10/25/59	398	406,258
Washington Mutual Mortgage Pass-Through Certificates Trust,
Series 2006-AR10, Class 1A1
4.918%(cc)	09/25/36	696	589,068

Total Residential Mortgage-Backed Securities (cost $43,301,327)			44,603,720
Sovereign Bonds — 0.8%
Bermuda Government International Bond (Bermuda),
Sr. Unsec’d. Notes
2.375%	08/20/30	490	432,578

A10

AST INVESTMENT GRADE BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Sovereign Bonds (continued)
Dominican Republic International Bond (Dominican Republic),
Sr. Unsec’d. Notes
5.500%	02/22/29	600	$604,500
Sr. Unsec’d. Notes, 144A
5.950%	01/25/27	700	709,406
Japan Finance Organization for Municipalities (Japan),
Sr. Unsec’d. Notes, EMTN
0.625%	09/02/25	10,000	9,671,125
Philippine Government International Bond (Philippines),
Sr. Unsec’d. Notes
6.375%	10/23/34	2,000	2,275,920
Republic of Italy Government International Bond (Italy),
Sr. Unsec’d. Notes, Series 10Y
2.875%	10/17/29	15,600	14,437,766
Sr. Unsec’d. Notes, Series 5Y
2.375%	10/17/24	24,430	24,399,600
Serbia International Bond (Serbia),
Sr. Unsec’d. Notes
2.125%	12/01/30	900	751,950

Total Sovereign Bonds (cost $54,532,104)			53,282,845
U.S. Government Agency Obligations — 2.8%
Federal Home Loan Bank
4.250%	09/10/32	595	602,084
Federal Home Loan Mortgage Corp.
2.500%	10/01/35	596	564,593
4.000%	06/01/26	5	4,987
4.000%	02/01/34	20	19,610
4.000%	10/01/37	188	186,189
5.500%	02/01/53	5,920	5,994,267
6.250%	07/15/32	8,600	10,028,193
6.750%	03/15/31	11,042	12,912,365
Federal National Mortgage Assoc.
2.500%	08/01/36(k)	80,847	75,892,739
3.500%	05/01/48	494	466,440
4.000%	11/01/25	8	8,434
4.000%	11/01/29	5	4,708
4.000%	04/01/33	6,643	6,615,822
4.000%	07/01/33	17	17,505
4.000%	08/01/33	16	15,842
5.000%	08/01/52	1,662	1,664,448
6.625%	11/15/30(k)	28,570	33,051,880
Freddie Mac Strips
5.389%(s)	07/15/32	3,000	2,178,300
Government National Mortgage Assoc.
4.000%	08/20/52	29,701	28,710,764
Resolution Funding Corp. Principal Strips
4.387%(s)	01/15/30	15,000	12,226,140
5.187%(s)	04/15/30	2,595	2,092,622
Tennessee Valley Authority, Sr. Unsec’d. Notes
1.500%	09/15/31	220	188,115
4.375%	08/01/34	6,915	7,049,864

Total U.S. Government Agency Obligations (cost $198,185,358)			200,495,911
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Treasury Obligations — 5.7%
U.S. Treasury Bonds
2.375%	11/15/49	5,000	$3,553,906
3.375%	11/15/48	1,000	866,562
U.S. Treasury Notes
3.875%	08/15/34	1,750	1,762,578
4.625%	09/30/30(k)	49,220	51,842,503
U.S. Treasury Strips Coupon
2.544%(s)	11/15/45	4,405	1,731,199
4.038%(s)	08/15/41	92,600	44,585,454
4.074%(s)	11/15/41	47,865	22,758,312
4.394%(s)	05/15/41	126,300	61,581,118
4.505%(s)	05/15/42	99,500	46,119,805
4.574%(s)	02/15/41	170,000	83,910,937
4.734%(s)	11/15/43	2,095	901,587
5.151%(s)	08/15/40(k)	165,180	83,635,281

Total U.S. Treasury Obligations (cost $390,687,341)			403,249,242

	Shares
Unaffiliated Exchange-Traded Fund — 1.3%
iShares iBoxx $ Investment Grade Corporate Bond ETF(a)	800,000	90,384,000
(cost $88,113,680)

Total Long-Term Investments (cost $6,606,157,207)		7,036,606,984
Short-Term Investments — 3.4%
Affiliated Mutual Funds
PGIM Core Government Money Market Fund (7-day effective yield 5.140%)(wa)	44,679,277	44,679,277
PGIM Institutional Money Market Fund (7-day effective yield 5.160%) (cost $199,182,299; includes $198,395,847 of cash collateral for securities on loan)(b)(wa)	199,303,762	199,224,040

Total Short-Term Investments (cost $243,861,576)		243,903,317

TOTAL INVESTMENTS, BEFORE OPTION WRITTEN—102.9% (cost $6,850,018,783)		7,280,510,301
Option Written*~ — (0.0)%
(premiums received $77,625)		(23,797)

TOTAL INVESTMENTS, NET OF OPTION WRITTEN—102.9% (cost $6,849,941,158)		7,280,486,504

Liabilities in excess of other assets(z) — (2.9)%		(207,518,806)

Net Assets — 100.0%		$7,072,967,698

A11

AST INVESTMENT GRADE BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:
144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
ABS	Asset-Backed Security
BABs	Build America Bonds
BARC	Barclays Bank PLC
CDX	Credit Derivative Index
CLO	Collateralized Loan Obligation
EMTN	Euro Medium Term Note
ETF	Exchange-Traded Fund
FHLMC	Federal Home Loan Mortgage Corporation
GMTN	Global Medium Term Note
iBoxx	Bond Market Indices
IO	Interest Only (Principal amount represents notional)
LP	Limited Partnership
MTN	Medium Term Note
Q	Quarterly payment frequency for swaps
REITs	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
STRIPs	Separate Trading of Registered Interest and Principal of Securities

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail. Excludes centrally cleared swaptions. Options with maturity dates greater than one year from date of acquisition would be considered long-term investments.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $193,844,326; cash collateral of $198,395,847 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at September 30, 2024.
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of September 30, 2024. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(oo)	Perpetual security. Maturity date represents next call date.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(wa)	Represents investments in Funds affiliated with the Manager.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:
Option Written:
OTC Swaption
Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value
CDX.NA.IG.42.V1, 06/20/29	Put	BARC	10/16/24	0.90%	1.00%(Q)	CDX.NA.IG.42.V1(Q)	575,000		$(23,797)
(premiums received $77,625)
Option Written:
Centrally Cleared Swaption
Description	Call/ Put	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value at September 30, 2024	Unrealized Appreciation (Depreciation)
CDX.NA.IG.42.V1, 06/20/29	Put	11/20/24	0.75%	1.00%(Q)	CDX.NA.IG.42.V1(Q)	500,000	$(124,530)	$425,470
(premiums received $550,000)

A12

AST INVESTMENT GRADE BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
Futures contracts outstanding at September 30, 2024:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
261	5 Year U.S. Treasury Notes	Dec. 2024	$28,679,413	$32,304
21,237	10 Year U.S. Treasury Notes	Dec. 2024	2,426,990,906	1,916,681
9,967	10 Year U.S. Ultra Treasury Notes	Dec. 2024	1,179,065,003	(453,140)
				1,495,845
Short Positions:
4,571	2 Year U.S. Treasury Notes	Dec. 2024	951,875,041	(2,236,064)
285	3 Year U.S. Treasury Notes	Dec. 2024	60,818,555	(123,748)
8,160	20 Year U.S. Treasury Bonds	Dec. 2024	1,013,370,000	5,074,354
1,427	30 Year U.S. Ultra Treasury Bonds	Dec. 2024	189,924,781	2,484,309
				5,198,851
				$6,694,696
Credit default swap agreement outstanding at September 30, 2024:
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Value at Trade Date		Value at September 30, 2024		Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreement on credit indices - Buy Protection(1):
CDX.NA.IG.43.V1	12/20/29	1.000%(Q)	589,530		$(13,280,402)		$(13,360,436)		$(80,034)
The Portfolio entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.
(1)	If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Portfolio is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
A13